FAIR VALUE AND RISK MANAGEMENT - Fair Value Hierarchy (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	$ (669,090)
Net assets (liabilities) measured or disclosed at fair value		$ (654,365)
Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	(568,874)
Net assets (liabilities) measured or disclosed at fair value		(655,221)
Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	4,469,549
Net assets (liabilities) measured or disclosed at fair value		3,481,252
Unsecured debentures, net | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	669,090	654,365
Unsecured term loans, net | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	538,602	550,565
Cross currency interest rate swaps | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	30,365	104,757
Foreign exchange forward contracts included in accounts payable and accrued liabilities | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	27	10
Investment properties | Level 3
Disclosure of detailed information about financial instruments
Financial assets	4,457,899	3,424,978
Assets held for sale | Level 3
Disclosure of detailed information about financial instruments
Financial assets		44,238
Long-term proceeds receivable associated with a property disposal included in other assets | Level 3
Disclosure of detailed information about financial instruments
Financial assets		11,805
Short-term proceeds receivable associated with a property disposal included in accounts receivable | Level 3
Disclosure of detailed information about financial instruments
Financial assets	11,650	231
Foreign exchange forward contracts included in prepaid expenses and other | Level 2
Disclosure of detailed information about financial instruments
Financial assets	$ 120	$ 111